Supplement to:

                         Calvert Variable Series, Inc.
                         Social Money Market Portfolio
                           Social Balanced Portfolio
                        Social Mid Cap Growth Portfolio
                     Social International Equity Portfolio
                           Social Small Cap Portfolio

                                   Prospectus
                              dated April 30, 1998

                   Date of this Supplement: February 17, 1999

Shareholders in the Calvert Variable Series, Inc. portfolios (the "Fund") are currently voting on various changes to the Fund, pursuant to a proxy statement mailed recently. Shareholders are being asked to vote to:

          elect the Board of Directors.

          approve amended fundamental investment restrictions to: (a) delete restrictions that are no longer required to be fundamental due to changes in state laws or which otherwise need not be fundamental; and
         (b) revise the language of those restrictions that are still required to be fundamental.

          approve a new investment advisory agreement with the investment advisor, Calvert Asset Management Company, Inc. ("CAMCO").

          approve a new investment subadvisory agreement between CAMCO and the investment subadvisor, NCM Capital Management Group, Inc. (with respect to CVS Social Balanced only).

          approve a new investment subadvisory agreement with the new investment subadvisor, Brown Capital Management, Inc. (with respect to CVS Social Mid Cap Growth only).

          authorize CVS and/or CAMCO to enter into a new and/or materially amended existing investment subadvisory agreement with a subadvisor in the future without having to first obtain shareholder approval (with respect to CVS Social Balanced, CVS Social Mid Cap Growth, CVS Social International Equity and CVS Social Small Cap only).

          approve a revised investment objective, deleting the reference to the rate of inflation, which is more reflective of current economic times (with respect to CVS Social Balanced only).

          change the par value of common stock from $1.00 to $0.01.

          ratify the Board's selection of auditors, PricewaterhouseCoopers LLP.

Please be aware that discussion of these matters in the April 30, 1998 Prospectus and the Statement of Additional Information will be modified accordingly, depending on the outcome of the shareholder vote.

                                 Supplement to:

                         Calvert Variable Series, Inc.
                           SOCIAL BALANCED PORTFOLIO

                                   Prospectus
                              dated April 30, 1998

                   Date of this Supplement: February 17, 1999

Shareholders in the Calvert Variable Series, Inc. Social Balanced Portfolio (the "Fund") are currently voting on various changes to the Fund, pursuant to a proxy statement mailed recently. Shareholders are being asked to vote to:

          elect the Board of Directors.

          approve amended fundamental investment restrictions to: (a) delete restrictions that are no longer required to be fundamental due to changes in state laws or which otherwise need not be fundamental; and
         (b) revise the language of those restrictions that are still required to be fundamental.

          approve a new investment advisory agreement with the investment advisor, Calvert Asset Management Company, Inc. ("CAMCO").

          approve a new investment subadvisory agreement between CAMCO and the investment subadvisor, NCM Capital Management Group, Inc.

          authorize CVS and/or CAMCO to enter into a new and/or materially amended existing investment subadvisory agreement with a subadvisor in the future without having to first obtain shareholder approval.

          approve a revised investment objective, deleting the reference to the rate of inflation, which is more reflective of current economic times.

          change the par value of common stock from $1.00 to $0.01.

          ratify the Board's selection of auditors, PricewaterhouseCoopers LLP.

Please be aware that discussion of these matters in the April 30, 1998 Prospectus and the Statement of Additional Information will be modified accordingly, depending on the outcome of the shareholder vote.